Statement of changes in equity (Statement) - BRL (R$) R$ in Thousands	Total	Total controlling shareholders' equity	Share Capital	Capital reserves	Treasury shares	Profit reserves	Other reserves	Retained earnings	Non-controlling interest
Equity	R$ 44,810,300	R$ 44,692,770	R$ 9,235,546	R$ 26,744	R$ (1,484,014)	R$ 35,376,198	R$ 1,538,296		R$ 117,530
Profit (loss)	(308,134)	(330,540)						R$ (330,540)	22,406
Other comprehensive income	(153,926)	(153,926)					(153,926)
Increase (decrease) through share-based payment transactions, equity	69,212	69,212		69,212
Increase (decrease) through treasury share transactions, equity				(47,794)	(47,794)
Stock Repurchased During The Period Value	(2,806,764)	(2,806,764)			(2,806,764)
Transactions with Shareholders, Unclaimed Dividends Forfeited					2,903,787	(2,903,787)
Fair Value Adjustments Attributable to Non-Controlling Interests	(8,930)								(8,930)
Increase/decrease in issued capital			10,000,000
Amount Removed From Reserve Of Assets Deemed Cost Adjustment Net Of Deferred Taxes							(61,883)	61,883
Increase Decrease Through Othe rEquity Movements						(10,000,000)
Stock Repurchased During The Period Value	(2,806,764)
Equity	41,601,758	41,470,752	19,235,546	48,162	(1,339,197)	22,472,411	1,322,487	(268,657)	131,006
Equity	32,415,575	32,284,269	19,235,546	60,226	(1,339,197)	12,978,898	1,348,796		131,306
Profit (loss)	13,321,518	13,298,971						13,298,971	22,547
Other comprehensive income	(302,411)	(302,411)					(302,411)
Increase (decrease) through share-based payment transactions, equity	34,081	34,081		34,081
Increase (decrease) through treasury share transactions, equity	(5,157)	(5,157)		(25,126)	(19,969)
Stock Repurchased During The Period Value	(191,918)	(191,918)			(191,918)
Transactions with Shareholders, Unclaimed Dividends Forfeited	567	567						567
Increase (Decrease) in Equity Attributable to Additional Proposed Dividend	(9,800)								(9,800)
Fair Value Adjustments Attributable to Non-Controlling Interests	(4,030)								(4,030)
Amount Removed From Reserve Of Assets Deemed Cost Adjustment Net Of Deferred Taxes							(101,424)	101,424
Equity	R$ 45,258,425	R$ 45,118,402	R$ 19,235,546	R$ 69,181	R$ (1,511,146)	R$ 12,978,898	R$ 944,961	R$ 13,400,962	R$ 140,023